Other Non-Current Assets	12 Months Ended
Dec. 28, 2019
Investments, All Other Investments [Abstract]
Other Non-Current Assets

NOTE 5 – OTHER NON-CURRENT ASSETS

The following provides a breakdown of other non-current assets:

	Fiscal 2019	Fiscal 2018
Collateral associated with workers’ compensation insurance	$3,204	$2,956
Other non-current assets	19	—
Total	$3,223	$2,956